Prudential World Fund, Inc.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

June 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re:	485(b) Filing for Prudential World Fund, Inc. Registration numbers 002-89725 and 811-03981

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates June 5, 2012 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-1495.

Sincerely,

/s/ Katherine P. Feld

Katherine P. Feld
Vice President & Corporate Counsel
Prudential Investments LLC